Accounting pronouncements adopted - Summary of Cumulative Effect of Adoption of ASC 606 (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Deferred revenue	$ 1,228	$ 1,252	$ 2,802	$ 2,502
Deficit	$ (444,928)	$ (409,744)	$ (393,165)	(392,865)
Adjustments
Deferred revenue				300
Deficit				$ (300)